INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Profit before income tax and social contribution	R$ 1,035,367	R$ 4,126,437	R$ 18,595,778
Tax rate	34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate	R$ (352,025)	R$ (1,402,989)	R$ (6,322,565)
Income tax and social contribution in net income for the year	R$ (632,718)	R$ (1,958,739)	R$ (5,000,157)
Effective tax rate	61.00%	47.00%	27.00%
Equity In Results Of Affiliated Companies [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	R$ 178,978	R$ 155,125	R$ 71,833
Difference Tax Rate In Companies Abroad [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(181,409)	(338,278)	(437,567)
Transfer Pricing Adjustment And Profits Abroad [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(91,883)	(195,112)	(55,821)
Income Tax And Social Contribution On Foreign Profit [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	131,836
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	71,756	50,333	273,040
Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	47,315	290,968	185,325
Recognition Reversal Of Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	(337,239)	(562,014)	1,027,252
Other Permanent Deductions Additions [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	R$ (100,047)	R$ 43,228	R$ 258,346